Description of Business and Summary of Significant Accounting Policies - Disaggregated Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net earned premium	$ 38.9	$ 17.1
Ceding commissions, net	21.3	1.2
Agency commissions, net	12.3	8.4
Policy fees	10.9	2.6
MGA commissions, net	2.6	12.8
Claims processing fees	1.3	4.6
Other revenue	3.6	3.8
Net investment income	0.3	1.1
Total revenue	$ 91.2	$ 51.6